Accident and Health Claim Reserves - Additional Information (Detail) (Accident and health, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Claims Paid related to prior years	$ 2,552	$ 452	$ 318
Allianz Life
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Claims Paid related to prior years	$ 1,724